MINERAL INTERESTS - Dominion creek property (Details)		12 Months Ended
	May 31, 2021 CAD ($) item claim	Dec. 31, 2022 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
MINERAL INTERESTS
Cost of asset			$ 4	$ 4
Dominion Creek Property
MINERAL INTERESTS
Percentage of interest held	50.00%
Number of mineral claims | claim	8
Percentage of interest acquired	50.00%
Payments to acquire interest in properties	$ 225,000
Value used for commence work on bulk sample permit application	$ 75,000
Number of bulk sample committed to acquire | item	10,000
Impairment loss		$ 224,999
Cost of asset		$ 1	$ 1	$ 1
Duration for funding	30 days
Maximum funding for camp construction costs	$ 50,000
Maximum funding for road construction upgrade costs	300,000
Maximum funding for reclamation bonding costs	$ 100,000
Number of quantity of ore to be shipped | item	3,000